Debt - Narrative (Details) - USD ($)		1 Months Ended		12 Months Ended
	Sep. 28, 2021	Mar. 31, 2021	Apr. 30, 2020	Dec. 31, 2016	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Outstanding debt					$ 0	$ 3,635,000
2016 WTI Loan
Debt Instrument [Line Items]
Debt face amount				$ 17,500,000
Interest rate				12.50%
Term				39 months
Repayment of debt		$ 570,000
Outstanding debt					0	570,000
2016 WTI Loan | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable interest rate				9.00%
PPP Loan
Debt Instrument [Line Items]
Interest rate			0.98%
Issuance of debt			$ 3,065,000
Debt forgiveness	$ 3,065,000
Outstanding debt	$ 0				$ 0	$ 3,065,000